Significant Accounting Policies (Predecessor) (Details 2) (USD $)	9 Months Ended	0 Months Ended		0 Months Ended
	Mar. 31, 2014 Vessels	Jul. 28, 2013 Predecessor Vessels	Jul. 28, 2013 Predecessor Vessels	Jul. 28, 2013 Predecessor VLGC vessels	Jul. 28, 2013 Predecessor PGC vessels
Vessels
Estimated scrap rate per lightweight ton			$ 400
Useful life of vessels	25 years			20 years	25 years
Initial drydocking period	5 years	5 years
Number of years for initial drydocking requirement	15 years	15 years
Drydocking period after 15 years	2 years 6 months	2 years 6 months